FINANCIAL RESULTS, NET - Narratives (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL RESULTS, NET
Net income (loss)		$ 3,613	$ (3,558)
Net exchange differences	$ (32,864)	$ (71)	$ 22,722